As filed with the Securities and Exchange Commission on
                       July 30, 1997

                 Registration No.  33-16482
                                   811-5279

             SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D. C.  20549

                          FORM N-4

        REGISTRATION UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.

               Post-Effective Amendment No. 6

                           and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                            1940

                       Amendment No. 8


          CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                 (Exact Name of Registrant)

           CHARTER NATIONAL LIFE INSURANCE COMPANY
                     (Name of Depositor)

      8301 Maryland Avenue  St. Louis, Missouri   63105
    (Address of Depositor's Principal Executive Offices)

                       (314)  725-7575
     (Depositor's Telephone Number, including Area Code)

                      Richard G. Petitt
           Charter National Life Insurance Company
                    8301 Maryland Avenue
                 St. Louis, Missouri  63105
           (Name and Address of Agent for Service)


                          Copy to:
                    Stephen E. Roth, Esq.
            Sutherland, Asbill & Brennan, L.L.P.
               1275 Pennsylvania Avenue, N. W.
                Washington, D. C.  20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration
Statement.

It is proposed that this filing will become effective:

  X    immediately upon filing pursuant to paragraph (b)
       on                       pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(i)
       on           pursuant to paragraph (a)(i)
       75 days after filing pursuant to paragraph (a)(ii)
       on        pursuant to paragraph (a)(ii) of Rule 485


If appropriate check the following box:

     this Post-Effective Amendment designates a new effective date for a previously filed Post Effective Amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of
1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The
Registrant filed the Rule 24f-2 Notice for the year ended
December 31, 1996 on February 21, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously filed registration statement, Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 of the Charter National Variable
Annuity Account filed April 26, 1991 (File Nos. 33-16482, 811-
5279), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

Charter National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Charter National Life Insurance Company.

                         SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Philadelphia and the State of Pennsylvania, on the 18th day of July, 1997.


                      Charter National Variable Annuity
                      Account
                      (Registrant)


(Seal)                Charter National Life Insurance Company
                      (Depositor)


Attest:/s/ Alexis M. Berg        By: /s/ Karen M. Henneberg
       Alexis M. Berg                Karen M. Henneberg
       Vice President,               Assistant Vice President
       General Counsel, Corporate    Compliance
       Secretary & Director


  As required by the Securities Act of 1933 this amended
Registration Statement has been signed by the following persons in their capacities on the dates indicated.

Signature                Title                    Date



/s/ Richard G. Petitt    Chairman of the Board   July 18, 1997
Richard G. Petitt        and Director
                        (Chief Executive Officer)


/s/ Gregory R. Barstead  President and Director  July 18, 1997
Gregory R. Barstead     (Chief Operating Officer)


*                        Director               July 18, 1997
Ian M. Cumming


/s/ Elizabeth A. Clifford Senior Vice President, July 18, 1997
Elizabeth A. Clifford    Controller, Treasurer
                         and Director


Henry H. Wulsin          Director              July 18, 1997

Signature                     Title                    Date


/s/ David L. Baxter    Senior Vice President     July 18, 1997
David L. Baxter        and Chief Actuary


*                      Director and Assistant     July 18,1997
Ruth Klindtworth       Secretary


*                      Director                  July 18, 1997
Jesse C. Nichols III


*                      Director                  July 18, 1997
Joseph S. Steinberg


                       Director                  July 18, 1997
Joseph A. Orlando







*Pursuant to Power of Attorney


(Seal)                        Date: July 18, 1997


Attest:/s/ Alexis M. Berg     By: /s/ Karen M. Henneberg
       Alexis M. Berg             Karen M. Henneberg
       Vice President,            Assistant Vice President,
       General Counsel,           Compliance
       Corporate Secretary
       & Director